UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Dynamic Equity Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.4%

	COMMON STOCKS – 95.4%

	Aerospace & Defense – 5.0%

276	BE Aerospace Inc., (2)	$23,167

164	General Dynamics Corporation	20,843

164	Honeywell International Inc.	15,272

1,372	LMI Aerospace, Inc., (2)	17,562

84	TransDigm Group Inc., (2)	15,484

124	United Technologies Corporation	13,094
	Total Aerospace & Defense	105,422

	Auto Components – 0.9%

294	Delphi Automotive PLC	18,034

	Banks – 2.7%

320	Bank of America Corporation	5,456

262	Pacwest Bancorp.	10,802

553	Wells Fargo & Company	28,684

387	Zions Bancorporation	11,246
	Total Banks	56,188

	Beverages – 0.5%

242	Coca-Cola Enterprises Inc.	10,735

	Biotechnology – 3.4%

119	Amgen Inc.	16,715

30	Biogen Idec Inc., (2)	9,924

669	Emergent BioSolutions, Inc., (2)	14,256

201	Gilead Sciences, Inc., (2)	21,396

297	Grifols SA	10,434
	Total Biotechnology	72,725

	Capital Markets – 1.9%

256	Ameriprise Financial, Inc.	31,585

242	SEI Investments Company	8,751
	Total Capital Markets	40,336

	Chemicals – 4.3%

231	LyondellBasell Industries NV	25,100

339	Methanex Corporation	22,645

262	Minerals Technologies Inc.	16,168

41	PPG Industries, Inc.	8,066

219	Westlake Chemical Corporation	18,963
	Total Chemicals	90,942

Nuveen Investments	1

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 1.3%

191	Clean Harbors, Inc., (2)	$10,299

360	Waste Management, Inc.	17,111
	Total Commercial Services & Supplies	27,410

	Communications Equipment – 2.0%

428	CommScope Holding Company Inc., (2)	10,233

192	F5 Networks, Inc., (2)	22,798

115	QUALCOMM, Inc.	8,599
	Total Communications Equipment	41,630

	Computers & Peripherals – 4.0%

757	Apple, Inc.	76,268

320	EMC Corporation	9,363
	Total Computers & Peripherals	85,631

	Construction Materials – 0.7%

306	Caesarstone Sdot-Yam Limited, (2)	15,814

	Consumer Finance – 1.5%

192	Capital One Financial Corporation	15,671

251	Discover Financial Services	16,162
	Total Consumer Finance	31,833

	Containers & Packaging – 0.3%

101	Packaging Corp. of America	6,446

	Diversified Financial Services – 1.0%

26	Intercontinental Exchange Group, Inc.	5,071

420	Voya Financial Inc.	16,422
	Total Diversified Financial Services	21,493

	Diversified Telecommunication Services – 1.2%

188	AT&T Inc.	6,625

184	Verizon Communications Inc.	9,198

910	Windstream Holdings Inc.	9,810
	Total Diversified Telecommunication Services	25,633

	Electric Utilities – 1.0%

118	Pinnacle West Capital Corporation	6,448

479	Portland General Electric Company	15,385
	Total Electric Utilities	21,833

	Electrical Equipment – 0.8%

205	Ametek Inc.	10,293

101	Emerson Electric Company	6,321
	Total Electrical Equipment	16,614

2	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services – 1.1%

264	Halliburton Company	$17,031

70	Helmerich & Payne Inc.	6,851
	Total Energy Equipment & Services	23,882

	Food & Staples Retailing – 0.6%

107	Costco Wholesale Corporation	13,409

	Food Products – 3.2%

309	Archer-Daniels-Midland Company	15,790

228	General Mills, Inc.	11,503

102	Hershey Foods Corporation	9,734

430	Pinnacle Foods Inc.	14,040

27	Treehouse Foods Inc., (2)	2,174

371	WhiteWave Foods Company, (2)	13,478
	Total Food Products	66,719

	Health Care Equipment & Supplies – 2.5%

325	Baxter International, Inc.	23,325

269	Medtronic, Inc.	16,665

412	Wright Medical Group, Inc., (2)	12,484
	Total Health Care Equipment & Supplies	52,474

	Health Care Providers & Services – 4.1%

224	AmerisourceBergen Corporation	17,315

256	HCA Holdings Inc., (2)	18,053

581	Kindred Healthcare Inc.	11,271

176	McKesson HBOC Inc.	34,262

755	Universal American Corporation, (2)	6,070
	Total Health Care Providers & Services	86,971

	Health Care Technology – 0.4%

449	MedAssets Inc., (2)	9,303

	Hotels, Restaurants & Leisure – 2.6%

433	ClubCorp Holdings Inc.	8,586

192	Royal Caribbean Cruises Limited	12,920

78	Starbucks Corporation	5,886

333	Wyndham Worldwide Corporation	27,060
	Total Hotels, Restaurants & Leisure	54,452

	Household Durables – 0.0%

7	Whirlpool Corporation	1,020

	Household Products – 0.7%

177	Procter & Gamble Company	14,822

Nuveen Investments	3

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Industrial Conglomerates – 0.9%

248	Danaher Corporation	$18,843

	Insurance – 2.4%

607	Arthur J. Gallagher & Co.	27,534

268	Hartford Financial Services Group, Inc.	9,983

133	RenaisasnceRE Holdings, Limited	13,299
	Total Insurance	50,816

	Internet & Catalog Retail – 1.3%

135	Homeaway Inc., (2)	4,793

20	priceline.com Incorporated, (2)	23,172
	Total Internet & Catalog Retail	27,965

	Internet Software & Services – 4.5%

409	Alibaba Group Holding Limited, (2)	36,340

189	eBay Inc., (2)	10,703

311	Facebook Inc., Class A Shares, (2)	24,581

40	Google Inc., Class A, (2)	23,536
	Total Internet Software & Services	95,160

	IT Services – 1.8%

214	MasterCard, Inc.	15,819

435	Vantiv Inc., (2)	13,442

41	Visa Inc.	8,748
	Total IT Services	38,009

	Media – 3.5%

648	Comcast Corporation, Class A	34,849

246	Liberty Global PLC Class C, (2)	10,090

106	Madison Square Garden Inc., (2)	7,009

124	Viacom Inc., Class B	9,541

142	Walt Disney Company	12,642
	Total Media	74,131

	Metals & Mining – 0.5%

601	MMC Norilsk Nickel OJSC, (3)	11,167

	Multiline Retail – 1.1%

389	Macy’s, Inc.	22,632

	Multi-Utilities – 1.6%

153	DTE Energy Company	11,640

130	Sempra Energy	13,699

218	Wisconsin Energy Corporation	9,374
	Total Multi-Utilities	34,713

4	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 5.8%

99	Chevron Corporation	$11,813

147	EOG Resources, Inc.	14,556

130	Exxon Mobil Corporation	12,227

257	NuStar Group Holdings LLC	11,180

251	Phillips 66	20,409

236	SemGroup Corporation, A Shares	19,652

255	Tallgrass Energy Partners LP	11,554

58	Targa Resources Corporation	7,898

194	Teekay Shipping Corporation	12,874
	Total Oil, Gas & Consumable Fuels	122,163

	Pharmaceuticals – 6.1%

149	AbbVie Inc.	8,606

159	Actavis PLC, (2)	38,364

137	Johnson & Johnson	14,603

329	Merck & Company Inc.	19,503

998	Pfizer Inc.	29,511

153	Teva Pharmaceutical Industries Limited, Sponsored ADR	8,224

79	Valeant Pharmaceuticals International	10,365
	Total Pharmaceuticals	129,176

	Real Estate Investment Trust – 1.6%

147	Camden Property Trust	10,074

196	CBS Outdoor Americas Inc.	5,868

493	Duke Realty Corporation	8,470

190	Sun Communities Inc.	9,595
	Total Real Estate Investment Trust	34,007

	Real Estate Management & Development – 0.6%

407	CBRE Group Inc., (2)	12,104

	Road & Rail – 1.8%

136	Norfolk Southern Corporation	15,178

204	Union Pacific Corporation	22,118
	Total Road & Rail	37,296

	Semiconductors & Semiconductor Equipment – 3.2%

118	Avago Technologies Limtied	10,266

522	Broadcom Corporation, Class A	21,099

679	Intel Corporation	23,643

269	Linear Technology Corporation	11,941
	Total Semiconductors & Semiconductor Equipment	66,949

Nuveen Investments	5

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Software – 3.0%

146	Check Point Software Technology Limited, (2)			$10,109

694	Microsoft Corporation			32,174

208	Oracle Corporation			7,962

356	Parametric Technology Corporation, (2)			13,136
	Total Software			63,381

	Specialty Retail – 6.4%

605	Abercrombie & Fitch Co., Class A			21,986

14	AutoZone, Inc., (2)			7,135

174	Home Depot, Inc.			15,963

324	Lithia Motors Inc.			24,524

114	O’Reilly Automotive Inc., (2)			17,141

217	Restoration Hardware Holdings Incorporated, (2)			17,262

84	Signet Jewelers Limited			9,568

82	Tiffany & Co.			7,897

229	TJX Companies, Inc.			13,550
	Total Specialty Retail			135,026

	Textiles, Apparel & Luxury Goods – 0.6%

53	Kate Spade & Company, (2)			1,390

343	Vince Holding Company, (2)			10,379
	Total Textiles, Apparel & Luxury Goods			11,769

	Thrifts & Mortgage Finance – 0.5%

750	TFS Financial Corporation			10,740

	Tobacco – 0.5%

223	Altria Group, Inc.			10,240
	Total Long-Term Investments (cost $1,835,159)			2,018,058

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 60.7%

$1,286	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $1,285,524, collateralized by $1,315,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $1,311,713	0.000%	10/01/14	$1,285,524
	Total Short-Term Investments (cost $1,285,524)			1,285,524
	Total Investments (cost $3,120,683) – 156.1%			3,303,582

Shares	Description (1)			Value

	SECURITIES SOLD SHORT – (52.6)% (4)

	COMMON STOCKS SOLD SHORT – (19.4)%

	Banks – (1.2)%

(232)	BB&T Corporation			$(8,633)

6	Nuveen Investments

Shares	Description (1)	Value

	Banks (continued)

(310)	Citigroup Inc.	$(16,064)
	Total Banks	(24,697)

	Beverages – (0.8)%

(416)	Coca-Cola Company	(17,747)

	Chemicals – (2.0)%

(241)	Axiall Corporation	(8,630)

(235)	Mosaic Company	(10,436)

(275)	Rayonier Advanced Materials Inc.	(9,050)

(853)	Trinseo SA, (2)	(13,418)
	Total Chemicals	(41,534)

	Computers & Peripherals – (0.3)%

(165)	Diebold Inc.	(5,828)

	Consumer Finance – (0.7)%

(628)	Ally Financial Inc., (2)	(14,532)

	Containers & Packaging – (0.5)%

(252)	MeadWestvaco Corporation	(10,317)

	Energy Equipment & Services – (1.2)%

(975)	Paragon Offshore PLC	(5,996)

(591)	Transocean Inc.	(18,894)
	Total Energy Equipment & Services	(24,890)

	Food & Staples Retailing – (1.0)%

(282)	Wal-Mart Stores, Inc.	(21,565)

	Health Care Providers & Services – (1.1)%

(283)	Patterson Companies, Inc.	(11,725)

(192)	Tenet Healthcare Corporation, (2)	(11,403)
	Total Health Care Providers & Services	(23,128)

	Hotels, Restaurants & Leisure – (2.0)%

(18)	Chipotle Mexican Grill, (2)	(11,999)

(209)	McDonald’s Corporation	(19,815)

(61)	Panera Bread Company, (2)	(9,926)
	Total Hotels, Restaurants & Leisure	(41,740)

	IT Services – (0.5)%

(56)	International Business Machines Corporation (IBM)	(10,630)

	Life Sciences Tools & Services – (0.3)%

(119)	Parexel International Corporation, (2)	(7,508)

	Machinery – (0.4)%

(72)	Valmont Industries, Inc.	(9,715)

Nuveen Investments	7

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Metals & Mining – (0.9)%

(463)	Cliffs Natural Resources Inc.	$(4,806)

(1,264)	Coeur d’Alene Mines Corporation, (2)	(6,269)

(690)	Vale SA	(7,597)
	Total Metals & Mining	(18,672)

	Multiline Retail – (2.2)%

(454)	Kohl’s Corporation	(27,708)

(248)	Sears Holding Corporation, (2)	(6,257)

(193)	Target Corporation	(12,097)
	Total Multiline Retail	(46,062)

	Oil, Gas & Consumable Fuels – (0.5)%

(327)	Chesapeake Energy Corporation	(7,518)

(192)	Niska Gas Storage Partners LLC	(2,396)
	Total Oil, Gas & Consumable Fuels	(9,914)

	Personal Products – (0.6)%

(1,077)	Avon Products, Inc.	(13,570)

	Software – (1.4)%

(210)	Adobe Systems Incorporated, (2)	(14,530)

(111)	Ansys Inc., (2)	(8,399)

(386)	EnerNOC, Inc., (2)	(6,547)
	Total Software	(29,476)

	Specialty Retail – (1.5)%

(105)	Bed Bath and Beyond Inc., (2)	(6,912)

(1,387)	Michaels Cos Inc., (2)	(24,245)
	Total Specialty Retail	(31,157)

	Trading Companies & Distributors – (0.3)%

(30)	W.W. Grainger, Inc.	(7,549)
	Total Common Stocks Sold Short (proceeds $420,363)	(410,231)

Shares	Description (1), (5)	Value

	EXCHANGE-TRADED FUNDS SOLD SHORT – (33.2)%

(1,846)	Financial Select Sector SPDR® Fund	$(42,772)

(665)	Health Care Select Sector SPDR® Fund	(42,500)

(795)	Industrial Select Sector SPDR® Fund	(42,254)

(1,136)	iShares® Barclays 1-3 Year Treasury Bond ETF	(96,003)

(692)	iShares® Barclays 3-7 Year Treasury Bond ETF	(83,953)

(516)	iShares® MSCI Emerging Markets ETF	(21,445)

(3,187)	iShares® U.S. Home Construction ETF	(71,676)

(544)	Market Vectors Coal ETF	(9,308)

(1,974)	Market Vectors Russia ETF	(44,237)

8	Nuveen Investments

Shares	Description (1), (5)	Value

	EXCHANGE-TRADED FUNDS SOLD SHORT (continued)

(207)	Market Vectors Semiconductor ETF	$(10,576)

(656)	PowerShares QQQ Trust, Series 1	(64,806)

(244)	SPDR® S&P 500 ETF	(48,073)

(102)	SPDR® S&P Biotech ETF	(15,909)

(599)	SPDR® S&P Oil & Gas Exploration & Production ETF	(41,229)

(544)	SPDR® S&P Retail ETF	(46,556)

(629)	United States Oil Fund LP	(21,656)
	Total Exchange-Traded Funds Sold Short (proceeds $716,051)	(702,953)
	Total Securities Sold Short (proceeds $1,136,414)	(1,113,184)
	Other Assets Less Liabilities – (3.5)%	(74,078)
	Net Assets – 100%	$2,116,320

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,006,891	$11,167	$—	$2,018,058
Short-Term Investments:
Repurchase Agreements	—	1,285,524	—	1,285,524
Securities Sold Short:
Common Stocks Sold Short	(410,231)	—	—	(410,231)
Exchange-Traded Funds Sold Short	(702,953)	—	—	(702,953)
Total	$893,707	$1,296,691	$—	$2,190,398

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding securities sold short) was $3,143,787.

Nuveen Investments	9

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$201,943
Depreciation	(42,148)
Net unrealized appreciation (depreciation) of investments	$159,795

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Securities Sold Short. As of the end of the reporting period, long-term investments with a value of $2,030,564 have been pledged as collateral for Securities Sold Short.

(5)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt.

ETF	Exchange-Traded Fund.

See accompanying notes to financial statements.

10	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014